Consolidated Statement of Changes in Stockholders Deficit - USD ($)	Preferred Stock - Series A [Member]	Common Stock - Class A [Member]	Common Stock - Class B [Member]	Common Stock - Class A Shares To be Issued [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Beginning Balance at Dec. 31, 2018	$ 5,217,800	$ 15,145,798		$ 22,000	$ 2,043,235	$ (26,888,056)	$ (4,459,223)
Beginning Balance, shares at Dec. 31, 2018	2	816,883,910		1,122,311
Units issued for cash		$ 1,000,000					1,000,000
Units issued for cash, shares		14,797,278
Shares issued in exchange for accounts payable		$ 281,659					281,659
Shares issued in exchange for accounts payable, shares		4,052,652
Warrants issued for services - related parties					669,248		669,248
Warrants issued for services					27,686		27,686
Exercise of warrants in exchange for stock		$ 329,622			(329,622)
Exercise of warrants in exchange for stock, shares		8,734,538
Cancellation of warrants issued for services					(19,915)		(19,915)
Imputed interest - related party					22,337		22,337
Net loss						(2,909,850)	(2,909,850)
Ending Balance at Dec. 31, 2019	$ 5,217,800	$ 16,757,079		$ 22,000	2,412,969	(29,797,906)	(5,388,058)
Ending Balance, shares at Dec. 31, 2019	2	844,468,378		1,122,311
Warrants issued for services - related parties					2,794,696		2,794,696
Warrants issued for services					50,763		50,763
Exercise of warrants in exchange for stock		$ 365,157			(365,157)
Exercise of warrants in exchange for stock, shares		9,941,623
Contributed capital - related party					17,495		17,495
Imputed interest - related party					58,817		58,817
Beneficial conversion feature					864,000		864,000
Net loss						(4,971,277)	(4,971,277)
Ending Balance at Dec. 31, 2020	$ 5,217,800	$ 17,122,236		$ 22,000	$ 5,833,583	$ (34,769,183)	$ (6,573,564)
Ending Balance, shares at Dec. 31, 2020	2	854,410,001		1,122,311